TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Payables Tables
Trade and other paybles
Trade Payables	63,279	119,013
Accrued Liabilities	66,000	31,200
	129,279	150,213